Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
U.K. R&D tax credit	$17,322	$16,017
Prepaid tax	1,786	3,080
Other current assets	3,053	9,008
	$22,161	$28,105